Significant accounting policies	12 Months Ended
Mar. 31, 2021
Disclosure of Significant accounting policies [Abstract]
Disclosure of significant accounting policies [text block]
3.	Significant accounting policies

The accounting policies set out below have been applied consistently to all periods presented in these Consolidated Financial Statements
a.	Basis of consolidation

The financial statements of the Group companies are consolidated on a line-by-line basis. Intra-group balances and transactions, and any unrealized income and expenses arising from intra-group transactions, are eliminated. These financial statements are prepared by applying uniform accounting policies in use at the Group.

Subsidiaries are entities controlled by the Company. Control exists when the Company is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Thus, the Company controls an investee if and only if the Company has all the following :
(a) power over the investee;
(b) exposure, or rights, to variable returns from its involvement with the investee; and
(c) the ability to use its power over the investee to affect the amount of the Company’s returns.
Generally, there is a presumption that majority of voting rights results in control. To support this presumption and when the Group has less than a majority of voting of similar rights of an investee, the group considers all relevant facts and circumstances in assessing whether it has power over an investee.

The financial statements of subsidiaries are consolidated from the date that control commences until the date that control ceases. The accounting policies of subsidiaries have been changed where necessary to align them with the policies adopted by the Group.

b.	Foreign currency

(i) Foreign currency transactions and balances

Transactions in foreign currencies are initially recognized in the financial statements using exchange rates prevailing on the date of transaction. Monetary assets and liabilities denominated in foreign currencies are translated to the relevant functional currency at the exchange rates prevailing at the reporting date. Non-monetary assets and liabilities denominated in foreign currencies that are measured at fair value are retranslated to the functional currency at the exchange rate at the date that the fair value was determined. Non-monetary assets and liabilities denominated in a foreign currency and measured at historical cost are translated at the exchange rate prevalent at the date of transaction. Foreign currency differences arising on translation are recognized in the income statement for determination of net profit or loss during the period.

(ii) Foreign operations

The assets and liabilities of foreign operations, including goodwill and fair value adjustments arising on acquisition, are translated to the functional currency at exchange rates at the reporting date. The income and expenses of foreign operations and cash flows are translated to Indian Rupees using average exchange rates during the period. Any differences arising on such translation are recognized in other comprehensive income. Such differences are included in the foreign currency translation reserve “FCTR” within other components of equity. When a foreign operation is disposed of, in part or in full, the relevant amount in the FCTR is transferred to profit or loss.
c.	Financial instruments

(i) Financial Assets

Financial assets comprise of investments in equity and debt securities, trade and other receivables, cash and cash equivalents and other financial assets.

Initial recognition:

All financial assets are recognized initially at fair value plus, in the case of financial assets not recorded at fair value through profit or loss, transaction costs that are attributable to the acquisition of the financial asset. Purchases or sales of financial assets that require delivery of assets within a time frame established by regulation or convention in the market place (regular way trades) are recognized on the trade date, i.e., the date that the Group commits to purchase or sell the asset.

Subsequent measurement:

Financial assets measured at amortized cost:
Financial assets held within a business model whose objective is to hold financial assets in order to collect contractual cash flows and the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding are measured at amortised cost using effective interest rate (EIR) method. The EIR amortisation is recognized as finance income in the Statement of Income.

The Group while applying above criteria has classified the following financial assets at amortised cost
- Trade receivables
- Other financial assets.
- Investment in debt securities

Financial assets at fair value through other comprehensive income (FVTOCI):
Financial assets that are held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets and the contractual terms of the financial assets give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding are subsequently measured at FVTOCI. Fair value movements in financial assets at FVTOCI are recognized in other comprehensive income.

Equity instruments held for trading are classified as at fair value through profit or loss (FVTPL). For other equity instruments the Group classifies the same as at FVTOCI or FVTPL
. The classification is made on initial recognition and is irrevocable. Fair value changes on equity investments at FVTOCI, excluding dividends, are recognized in other comprehensive income (OCI).

Financial assets at fair value through profit or loss (FVTPL):
Financial assets are measured at fair value through profit or loss if it does not meet the criteria for classification as measured at amortised cost or at fair value through other comprehensive income. All fair value changes are recognized in the Statement of Income.

Derecognition of financial assets:
Financial assets are derecognized when the contractual rights to the cash flows from the financial asset expire or the financial asset is transferred and the transfer qualifies for derecognition. On derecognition of a financial asset in its entirety, the difference between the carrying amount (measured at the date of derecognition) and the consideration received (including any new asset obtained less any new liability assumed) shall be recognized in the Statement of Income.

Impairment of financial assets:

Trade receivables, contract assets, lease receivables under IFRS 9, investments in debt instruments that are carried at amortised cost, investments in debt instruments that are carried at FVTOCI are tested for impairment based on the expected credit losses for the respective financial asset.

Trade receivables
An impairment analysis is performed at each reporting date. The expected credit losses over lifetime of the asset are estimated by adopting the simplified approach using a provision matrix which is based on historical loss rates reflecting current condition and forecasts of future economic conditions. In this approach assets are grouped on the basis of similar credit characteristics such as industry, customer segment and other factors which are relevant to estimate the expected cash loss from these assets.

Other financial assets
Other financial assets are tested for impairment based on significant change in credit risk since initial recognition and impairment is measured based on probability of default over the lifetime when there is significant increase in credit risk.

(ii) Financial liabilities

Financial liabilities are initially recognized at fair value and any transaction cost that are attributable to the acquisition of the financial liabilities except financial liabilities at fair value through profit or loss which are initially measured at fair value.

Subsequent measurement:

The financial liabilities are classified for subsequent measurement into following categories:
- at amortised cost
- at fair value through profit or loss

Financial liabilities at amortised cost
The Group is classifying the following financial liabilities at amortised cost;
a) Borrowings
b) Finance lease obligations
c) Trade and other payables
d) Other financial liabilities

Amortised cost for financial liabilities represents amount at which financial liability is measured at initial recognition minus the principal repayments, plus or minus the cumulative amortisation using the effective interest method of any difference between that initial amount and the maturity amount.

Financial liabilities at fair value through profit or loss
Financial liabilities held for trading are measured at FVTPL.

Derecognition of financial liabilities:

A financial liability shall be derecognized when, and only when, it is extinguished i.e. when the obligation specified in the contract is discharged or cancelled or expires.

(iii) Derivative financial instruments

Foreign exchange forward contracts and options are entered into by the Group to mitigate the risk of changes in foreign exchange rates associated with certain payables, receivables and forecasted transactions denominated in certain foreign currencies. The group also enters into cross currency interest rate swaps for hedging the risk against variability in cash flows of its term loan.

These derivative contracts do not qualify for hedge accounting under IFRS 9 and are initially recognized at fair value on the date the contract is entered into and subsequently re-measured at their fair value. Gains or losses arising from changes in the fair value of the derivative contracts are recognized immediately in profit or loss.

(iv) Offsetting of Financial Assets and Financial Liabilities

Financial assets and liabilities are offset and the net amount presented in the statement of financial position when, and only when, the Group has a legal right to offset the amounts and intends either to settle on a net basis or to realize the assets and settle the liability simultaneously.

(v) Reclassification of financial assets

The Group determines classification of financial assets and liabilities on initial recognition. After initial recognition, no reclassification is made for financial assets which are categorised as equity instruments at FVTOCI and financial assets or liabilities that are specifically designated as FVTPL. For financial assets which are debt instruments, a reclassification is made only if there is a change in the business model for managing those assets. Changes to the business model are expected to be very infrequent. The management determines change in the business model as a result of external or internal changes which are significant to the Group’s operations. A change in the business model occurs when the Group either begins or ceases to perform an activity that is significant to its operations. If the Group reclassifies financial assets, it applies the reclassification prospectively from the reclassification date which is the first day of the immediately next reporting period following the change in business model. The Group does not restate any previously recognized gains, losses (including impairment gains or losses) or interest.

d.	Share capital

Ordinary shares are classified as equity. Incremental costs directly attributable to the issue of new ordinary shares or share options are recognized as a deduction from equity, net of any tax effects.

e.	Property, plant and equipment

Property, Plant and Equipment is stated at cost less accumulated depreciation and where applicable accumulated impairment losses. Cost of an item of property, plant and equipment comprises its purchase price, including import duties and non-refundable purchases taxes, after deducting trade discounts and rebatesand includes expenditure directly attributable to the acquisition of the asset. The cost of self-constructed assets includes the cost of materials, direct labour and any other costs directly attributable to bringing the asset to a working condition for its intended use, and the costs of dismantling and removing the items and restoring the site on which they are located. Purchased software that is integral to the functionality of the related equipment is capitalized as part of that equipment.

When parts of an item of Property, Plant and Equipment have different useful lives, they are accounted for as separate items (major components) of property, plant and equipment.

Amount paid as advances towards the acquisition of property, plant and equipment is disclosed separately under other non-current assets as capital advances and the cost of assets not put to use as on balance sheet date are disclosed under ‘Capital work-in-progress’.

Gains and losses on disposal of an item of Property, Plant and Equipment are determined by comparing the proceeds from disposal with the carrying amount of Property, Plant and Equipment and are recognized net within “other income / other expenses” in the Statement of Income.

(i) Subsequent costs

The cost of replacing part of an item of property, plant and equipment is recognized in the carrying amount of the item if it is probable that the future economic benefits embodied within the part will flow to the Group and its cost can be measured reliably. The carrying amount of the replaced part is de-recognized. The costs of the day-to-day servicing of property, plant and equipment are recognized in statement of income during the period in which it is incurred.

(ii) Depreciation

Depreciation is recognized in the Statement of Income on a straight-line basis over the estimated useful lives of each part of an item of property, plant and equipment considering residual value to be zero. Depreciation on contract-specific assets are charged co-terminus over the contract period. Management’s estimated useful lives for the year ended March 31, 2021 and March 31, 2020 were as follows:

Estimate of useful life in years
Buildings	28
Plant and machinery comprising computers, servers etc.	3 – 5
Plant and machinery comprising other items	8
Furniture and fittings	5
Office equipment	5
Motor vehicles	3

Depreciation is not recorded on construction-in-progress until construction and installation are complete and the asset is ready for its intended use.

The depreciation method, useful lives and residual value are reviewed at each of the reporting date

f.	Business combinations

(i) Business combinations

Business combinations are accounted for using IFRS 3 (Revised), Business Combinations. IFRS 3 requires the identifiable intangible assets and contingent consideration to be fair valued in order to ascertain the net fair value of identifiable assets, liabilities and contingent liabilities of the acquiree. Significant estimates are required to be made in determining the value of contingent consideration and intangible assets. These valuations are conducted by independent valuation experts.

Business combinations have been accounted for using the acquisition method under the provisions of IFRS 3(Revised). The cost of acquisition is measured at the fair value of the assets transferred, equity instruments issued and liabilities incurred or assumed at the date of acquisition. The cost of acquisition also includes the fair value of any contingent consideration. Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair value on the date of acquisition.

Transactions costs that the group incurs in connection with a business combination such as finder’s fees, legal fees, due diligence fees, and other professional and consulting fees are expensed as incurred.

Business combinations between entities under common control is outside the scope of IFRS 3 (Revised), Business Combinations and is accounted for at carrying value of assets acquired and liabilities assumed.

The acquisition of an asset or a group of assets that does not constitute a ‘business’ as per IFRS 3 is accounted for by identifying and recognizing the individual identifiable assets acquired and liabilities assumed. The cost of the group is allocated to such individual identifiable assets and liabilities on the basis of their relative fair values on the date of purchase.

Business combinations involving entities or businesses under common control have been accounted for using the pooling of interests method.

(ii) Goodwill

Goodwill represents the cost of a business acquisition in excess of the Group's interest in the net fair value of identifiable assets, liabilities and contingent liabilities of the acquiree. When the excess is negative (negative goodwill), the Group reassesses the identification and measurement of identifiable assets, liabilities and contingent liabilities, and the measurement of the cost of acquisition, and recognizes any remaining excess in profit or loss immediately on acquisition.

Subsequent measurement

Goodwill is measured at cost less accumulated impairment losses.

g.	Other intangible assets

Other intangible assets that are acquired by the Group, which have finite useful lives, are measured at cost less accumulated amortization and accumulated impairment losses. Cost includes expenditure that is directly attributable to the acquisition of the intangible asset.

(i) Subsequent expenditure

Subsequent expenditure is capitalized only when it increases the future economic benefits embodied in the specific asset to which it relates. All other expenditure, including expenditure on internally generated goodwill and brands, are recognized in profit or loss as incurred.

(ii) Amortization of intangible assets with finite useful lives

Amortization is recognized in profit or loss on a straight-line basis over the estimated useful lives of intangible assets, other than goodwill, from the date that they are available for use. The estimated useful lives for the current and previous year are as follows:

Estimate of useful life in years
Software	1 – 3
Undersea cable capacity	12
Other Intangible s	3 – 5

Amortization methods, useful lives and residual values are reviewed at each reporting date and adjusted if appropriate.

h.	Leases

The Group as a lessee

The Group’s lease asset classes primarily consist of leases for land and buildings. The group assesses whether a contract contains a lease, at inception of a contract. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. To assess whether a contract conveys the right to control the use of an identified asset, the group assesses whether: (1) the contract involves the use of an identified asset (2) the group has substantially all of the economic benefits from use of the asset through the period of the lease and (3) the group has the right to direct the use of the asset.

At the date of commencement of the lease, the Group recognizes a right-of-use asset (“ROU”) and a corresponding lease liability for all lease arrangements in which it is a lessee, except for leases with a term of twelve months or less (short-term leases) and low value leases. For these short-term and low value leases, the Group recognizes the lease payments as an operating expense on a straight-line basis over the term of the lease.

Certain lease arrangements include the options to extend or terminate the lease before the end of the lease term. ROU assets and lease liabilities includes these options when it is reasonably certain that they will be exercised.

The right-of-use assets are initially recognized at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or prior to the commencement date of the lease plus any initial direct costs less any lease incentives. They are subsequently measured at cost less accumulated depreciation and impairment losses.

Right-of-use assets are depreciated from the commencement date on a straight-line basis over the shorter of the lease term and useful life of the underlying asset. Right of use assets are evaluated for recoverability whenever events or changes in circumstances indicate that their carrying amounts may not be recoverable. For the purpose of impairment testing, the recoverable amount (i.e. the higher of the fair value less cost to sell and the value-in-use) is determined on an individual asset basis unless the asset does not generate cash flows that are largely independent of those from other assets.

The lease liability is initially measured at amortized cost at the present value of the future lease payments. The lease payments are discounted using the interest rate implicit in the lease or, if not readily determinable, using the incremental borrowing rates in the country of domicile of the leases. Lease liabilities are remeasured with a corresponding adjustment to the related right of use asset if the group changes its assessment if whether it will exercise an extension or a termination option.

Lease liability and ROU asset have been separately presented in the Balance Sheet and lease payments have been classified as financing cash flows.

The Group as a lessor

Leases for which the group is a lessor is classified as a finance or operating lease. Whenever the terms of the lease transfer substantially all the risks and rewards of ownership to the lessee, the contract is classified as a finance lease. All other leases are classified as operating leases.

When the Group is an intermediate lessor, it accounts for its interests in the head lease and the sub-lease separately. The sublease is classified as a finance or operating lease by reference to the right-of-use asset arising from the head lease.

For operating leases, rental income is recognized on a straight line basis over the term of the relevant lease.

i.	Inventories

Inventories comprising traded hardware and software are measured at the lower of cost (determined using first-in first-out method) and net realizable value. Cost comprises cost of purchase and all directly attributable costs incurred in bringing the inventories to their present location and condition. Net realizable value is the estimated selling price in the ordinary course of business, less the estimated costs of completion and selling expenses.

j.	Contract assets/liability

Contract Assets (Unbilled revenue) represents revenue in excess of billing. Contract Liability (Deferred income) represents unserviced portion of billed contracts.

k.	Impairment of non-financial assets

The carrying amounts of the Group’s non-financial assets, other than inventories and deferred tax assets are reviewed at each reporting date to determine whether there is any indication of impairment. If any such indication exists, then the asset’s recoverable amount is estimated.

The recoverable amount of an asset or cash-generating unit is the greater of its value in use and its fair value less costs to sell. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. For the purpose of impairment testing, assets that cannot be tested individually are grouped together into the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or groups of assets (the “cash-generating unit”).

An impairment loss is recognized if the carrying amount of an asset or its cash-generating unit exceeds its estimated recoverable amount. Impairment losses are recognized in profit or loss. Impairment losses recognized in respect of cash-generating units are allocated first to reduce the carrying amount of any goodwill allocated to the units and then to reduce the carrying amount of the other assets in the unit or group of units on a pro rata basis.

Reversal of impairment loss

An impairment loss in respect of goodwill is not reversed. In respect of other assets, impairment losses recognized in prior periods are assessed at each reporting date for any indications that the loss has decreased or no longer exists. An impairment loss is reversed if there has been a change in the estimates used to determine the recoverable amount. An impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized directly in other comprehensive income and presented within equity.

l.	Employee benefits

Employee benefits are accrued in the period in which the associated services are rendered by employees of the Group, as detailed below:

(a)	Defined contribution plan (Provident fund)

Defined contribution plans are post-employment benefit plans under which an entity pays fixed contributions into a separate entity (a fund) and will have no legal or constructive obligation to pay further contributions if the fund does not hold sufficient assets to pay all employee benefits relating to employee service in the current and prior periods. The Group makes specified monthly contribution towards Government administered provident fund scheme. The Group also contributes to 401(K) plans on behalf of eligible employees. Obligations for contributions to defined contribution plans are recognized as an employee benefit expense in profit and loss in the periods during which the related services are rendered by employees.

(b)	Defined benefit plans (Gratuity)

In accordance with applicable Indian laws, the Group provides for a lump sum payment to eligible employees, at retirement or termination of employment based on the last drawn salary and years of employment with the Group. The gratuity fund is managed by the Life Insurance Corporation of India (LIC). The Group's net obligation in respect of defined benefit plan is calculated by estimating the amount of future benefit that employees have earned in the current and prior periods, discounting that amount and deducting any unrecognized past service cost and the fair value of any plan assets.

The discount rate is the yield at the reporting date on risk free government bonds that have maturity dates approximating the terms of the Group’s obligations. The calculation is performed annually by a qualified actuary using the projected unit credit method. When the calculation results in a benefit to the Group, the recognized asset is limited to the total of any unrecognized past service costs and the present value of economic benefits available in the form of any future refunds from the plan or reductions in future contributions to the plan.

Remeasurements of the net defined benefit liability, which comprise actuarial gains and losses, the return on plan assets (excluding interest), are recognized in other comprehensive income and presented within equity. Remeasurements are not reclassified to profit or loss in subsequent periods. Service costs, net interest expenses and other expenses related to defined benefit plans are recognized in profit or loss.

(c)	Short term benefits

Short-term employee benefit obligations are measured on an undiscounted basis and are expensed as the related service is provided. A liability is recognized for the amount expected to be paid under short-term cash bonus or profit-sharing plans if the Group has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee and the obligation can be estimated reliably.

(d)	Compensated leave of absence

The employees of the Group are entitled to compensated absence. The employees can carry forward a portion of the unutilized accrued absence and utilize it in future periods or receive cash compensation at retirement or termination of employment for the unutilized accrued compensated absence. The Group recognizes an obligation for compensated absences in the period in which the employee renders the services. The Group provides for the expected cost of compensated absence in the Statement of Income as the additional amount that the Group expects to pay as a result of the unused entitlement that has accumulated based on actuarial valuations carried out by an independent actuary at the balance sheet date.

m.	Share-based payment transactions

The fair value of options on grant date, (equity-settled share based payments) granted to employees is recognized as an employee expense, with a corresponding increase in equity, over the period in which the options are vested. The increase in equity recognized in connection with a share based payment transaction is presented as a separate component in equity. The amount recognized as an expense is adjusted to reflect the actual number of share options that vest. In respect of options whose terms and conditions are modified, the Group includes the incremental fair value of the options in the measurement of the amounts recognized for services received from the employees. The incremental fair value is the difference between the fair value of the modified option and that of the original option both estimated as at the date of the modification. If the modification occurs during the vesting period, the incremental fair value granted is included in the measurement of the amount recognized for services received over the period from the modification date until the date when the modified equity instruments vest, in addition to the amount based on the grant date fair value of the original equity instruments, which is recognized over the remainder of the original vesting period. If the modification occurs after vesting date, the incremental fair value granted is recognized immediately, or over the vesting period if the employee is required to complete an additional period of service before becoming unconditionally entitled to those modified equity instruments.
n.	Provisions

Provisions are recognized if, as a result of a past event, the Group has a present legal or constructive obligation that can be estimated reliably, and it is probable that an outflow of economic benefits will be required to settle the obligation. If the effect of the time value of money is material, provisions are discounted using a current pre tax rate that reflects, where appropriate, the risks specific to the liability. Where discounting is used, the increase in the provision due to the passage of time is recognized as a finance cost.

A provision for onerous contracts is recognized when the expected benefits to be derived by the Group from a contract are lower than the unavoidable cost of meeting its obligations under the contract. The provision is measured at the present value of the lower of the expected cost of terminating the contract and the expected net cost of continuing with the contract. Before a provision is established, the Group recognizes any impairment loss on the assets associated with that contract.

o.	Revenue Recognition

The Group derives revenue from converged ICT solutions comprising Network-centric services, Data Center-centric IT services which includes Data Center services, cloud and managed services, applications integration services and technology integration services.

The Group has adopted IFRS 15 Revenue from Contracts with Customers with effect from April 1, 2018 by using the cumulative effect transition method and accordingly comparatives have not been retrospectively adjusted. The effect on adoption of IFRS 15 on initial application of
₹
38,215 has been adjusted in the opening retained earnings.

The Group recognizes revenue when its customer obtains control of promised goods or services, in an amount that reflects the consideration which the entity expects to receive in exchange for those goods or services excluding the amount collected on behalf of third parties. Refer note 3(o) Significant accounting policies in the 2018 Annual Report in Form 20F for the previous revenue recognition policies.

The revenue recognition in respect of the various streams of revenue is described as follows

(i)	Network services

Revenue from Network services includes Data network services and Voice services. Network services primarily include revenue from connectivity services, NLD/ILD services and to a lesser extent, revenues from the setup and installation of connectivity links. The group provides connectivity for a fixed period of time at a fixed rate regardless of usage. Revenue from Network services are series of distinct services. The performance obligations are satisfied overtime.

Service revenue is recognized when services are provided, based upon period of time. The setup and installation of connectivity links are deferred and recognized over the associated contract period.

Sale of equipment’s are accounted as separate performance obligations if they are distinct and its related revenues are recognised at a point in time when the control is passed on to the customer.

The Group provides NLD (National Long Distance) and ILD (International Long Distance) services through Group’s network. The Group carries voice traffic, both national and international, using the network back-bone and delivers voice traffic to Inter-connect Operators. Revenue is recognised when the services are provided based upon the usage (e.g: metered call units of voice traffic terminated on the Group’s network).

(ii)	Data Center Services:

Revenue from DC services consists co-location of racks and power charges. The contracts are mainly for a fixed rate for a period of time. Revenue from co-location of racks, power charges and cross connect charges are series of distinct services. The performance obligations are satisfied overtime. Service revenue is recognized as the related services are performed. Sale of equipment such as servers, switches, networking equipment, cable infrastructure and racks etc., are accounted as separate performance obligations if they are distinct and its related revenues are recognized at a point in time when the control is passed on to the customer.

(iii)	Cloud and Managed Services:

Revenue from Cloud and managed services include revenue from Cloud and storage solutions, managed services, value added services, domestic and International managed services.

Revenues from Cloud and on demand compute and storage, are primarily fixed for a period of time. Revenue from Cloud and managed services are series of distinct services. The performance obligations are satisfied overtime. The group recognize service revenue as the related services are performed.

Revenues from domestic and international managed services, comprise of value added services, operations and maintenance of projects and from remote infrastructure management. Contracts from this segment are fixed and could also be based on time and material contracts.

In the case of time and material contracts, the group recognizes service revenue as the related services are performed.

In the case of fixed price contract, the group recognize revenue over a period of time based on progress towards completion of performance obligation using efforts or cost to cost measure of progress (percentage completion method of accounting).

The stage of completion is measured by efforts spent to estimated total efforts over the term of the contract.

(iv)	Technology Integration Services:

Revenue from Technology Integration Services include system integration Services, revenue from construction of Data Centers, network services, security solutions and to a lesser extent, revenue from sale of hardware and software.

Revenue from construction contract includes revenue from construction of Data Centers to the specific needs and design of the customer. The Group recognize revenue at point in time, when the customer does not take control of work-in-progress or over a period of time when the customer controls the work-in-progress. In the case where revenue is recognized over a period of time and progress is measured based on the costs incurred to date as a percentage of the total estimated costs to fulfill the contract.

If the Group does not have a sufficient basis to measure the progress of completion or to estimate the total contract revenues and costs, revenue is recognized only to the extent of contract cost incurred for which recoverability is probable.

When total cost estimates exceed revenues in an arrangement, the estimated losses are recognized in the statement of Income in the period in which such losses become probable based on the current contract estimates.

(v)	Applications Integration Services:

Revenue from Applications Integration services include online assessment, document management services, web development, digital certificate based authentication services, supply chain software and eLearning software development services. eLearning software development services consist of structuring of content, developing modules, delivery and training users in the modules developed.

Revenue from Applications Integration Services is recognized over a period of time. The progress is measured based on the amount of time/effort spent on a project. Revenue in relation to ‘time’ is measured as the agreed rate per unit of time multiplied by the units of time expended. The element of revenue related to materials is measured in accordance with the terms of the contract.

The Group enters into contracts with customers to serve advertisements in the portal and the Group is paid on the basis of impressions, click-throughs or leads and in each case the revenue is recognized ratably over the period of the contract based upon the usage (i.e., on actual impressions/click throughs / leads delivered.)

Revenue from commissions earned on electronic commerce transactions are recognized when the transactions are completed.

Digital Certification revenues include income received on account of Web certification. Generally the Group does not hold after sale service commitments after the activation of the Digital Certificates sold and accordingly, revenue is recognized fully on the date of activation of the respective certificate.

Multiple deliverable arrangements

In certain cases, some elements belonging to the services mentioned above are sold as a package consisting of all or some of the elements.

The Group accounts for goods or services of the package separately if they are distinct. i.e., if a good or service is separately identifiable from other promises in the contract and if the customer can benefit from the good or service either on its own or together with other resources that are readily available to the customer.

The Group allocate the transaction price to each performance obligation identified in the contract on a relative stand-alone selling price basis. Standalone selling price is the price at which group would sell a promised good or service separately to the customer.

If the relative stand-alone selling prices are not available, the group estimates the same. In doing so, the group maximise the use of observable inputs and apply estimation methods consistently in similar circumstances.

Contract Cost

Costs to fulfil customer contracts i.e., the costs relate directly to a contract or to an anticipated contract that the Group can specifically identify or the costs generate/ enhance resources of the group that will be used in satisfying (or in continuing to satisfy) performance obligations in the future or the costs that are expected to be recovered are recognized as asset and amortized over the contract period.

Incremental costs of obtaining a contract are recognized as assets and amortized over the contract period if entity expects to recover those costs. The Group recognize incremental cost of obtaining a contract as an expense when incurred if the amortisation period of the asset that the entity otherwise would have recognized is one year or less.

Costs to obtain a contract that is incurred regardless of whether the contract is obtained are recognized as an expense when incurred, unless those costs are explicitly chargeable to the customer regardless of whether the contract is obtained.

Significant judgments on applying IFRS 15

The group contracts with customer include promises or arrangements to transfer multiple goods or services to a customer. The group assess whether such arrangements in the contract has distinct goods or services (performance obligation). Identification of distinct performance obligation involves judgment to determine ability of customer to benefit independently from other promises in the contract.

The judgment is required to measure the transaction price for the contract. The transaction price is the amount of consideration to which an entity expects to be entitled in exchange for transferring promised goods or services to a customer. The consideration could be fixed amount or variable amount or could be both. Transaction price could also be adjusted for time value of money if contract includes a significant financing component.

In the case of multiple arrangements in a contract, the group allocate transaction price to each performance obligation based on standalone transaction price. The determination of standalone transaction price involves judgment.

The group uses judgment in determining timing of satisfaction of performance obligation. The group considers how customer benefits from goods or services as the services are rendered, who controls as the assets is created or enhanced, whether asset has an alternate use and the entity has an enforceable right to payment for performance completed to date, transfer of significant risk and reward to the customer, acceptance or sign off from the customer etc.,

The group uses judgement when capitalising the contract cost as to whether it generates or enhances resources of the entity that will be used in satisfying performance obligation in the future.

p.	Finance income

Finance income comprises interest income on funds invested, dividend income and gains on the disposal of financial assets at fair value through profit or loss. Interest income is recognized as it accrues in profit or loss, using the effective interest method. Dividend income is recognized in profit or loss on the date when the Group’s right to receive payment is established, which in the case of quoted securities is the ex-dividend date.

q.	Finance expense

Finance expense comprises borrowing costs, bank charges, unwinding of discount on provision, fair value losses on financial assets at fair value through profit or loss that are recognized in Statement of Income. Fair value changes attributable to hedged risk are recognized in the Statement of Income.

Borrowing costs
Borrowing costs are interest and other costs (including exchange difference relating to foreign currency borrowings to the extent that they are regarded as an adjustment to interest costs) incurred in connection with the borrowing of funds. Interest expense is recognized using effective interest method.

Borrowing costs that are directly attributable to the acquisition, construction or production of a qualifying asset are capitalized as part of the cost of that asset. Other borrowing costs are recognized as expenses in the period in which they are incurred. To the extent the Group borrows funds generally and uses them for the purpose of obtaining a qualifying asset, the Group determines the amount of borrowings costs eligible for capitalization by applying a capitalization rate to the expenditure incurred on such asset. The capitalization rate is determined based on the weighted average of borrowing costs applicable to the borrowings of the Group which are outstanding during the period, other than borrowings made specifically towards purchase of the qualifying asset. The amount of borrowing costs that the Group capitalizes during a period does not exceed the amount of borrowing costs incurred during that period.

r.	Income taxes

Income tax expense comprises current and deferred tax. Income tax expense is recognized in profit or loss except to the extent that it relates to items recognized directly in equity or in other comprehensive income. Current tax is the expected tax payable on the taxable income for the year, using tax rates enacted or substantively enacted at the reporting date. Minimum Alternate Tax (MAT) is accounted as current tax when the Group is subjected to such provisions of the Income Tax Act. However, credit of such MAT paid is available when the Group is subjected to tax as per normal provisions in the future. Credit on account of MAT is recognized as a deferred tax asset based on the management’s estimate of its recoverability in the future. Significant judgments are involved in determining the provision for income taxes, including amount expected to be paid/recovered for uncertain tax positions.

Deferred tax is recognized using the balance sheet method, providing for temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is not recognized for the following temporary differences:

(i) the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss.

(ii) differences relating to investments in subsidiaries and associates to the extent that it is probable that they will not reverse in the foreseeable future.

(iii) arising due to taxable temporary differences on the initial recognition of goodwill, as the same is not deductible for tax purposes.

Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, based on the laws that have been enacted or substantively enacted by the reporting date. Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and they relate to income taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but they intend to settle current tax liabilities and assets on a net basis or their tax assets and liabilities will be realized simultaneously.

A deferred tax asset is recognized to the extent that it is probable that future taxable profits will be available against which the temporary difference can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

Deferred taxation arising on investments in subsidiaries and associates is recognized except where the Group is able to control the reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future.

Deferred taxation on temporary differences arising out of undistributed earnings of the equity method accounted investee is recorded only when it is expected to be distributed in foreseeable future based on the management's intention.

s.	Earnings per share

The Group presents basic and diluted earnings per share (EPS) data for its ordinary shares. Basic EPS is calculated by dividing the profit or loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. Where ordinary shares are issued but not fully paid, they are treated in the calculation of basic earnings per share as a fraction of an ordinary share to the extent that they were entitled to participate in dividends during the period relative to a fully paid ordinary share. Diluted EPS is determined by adjusting the profit or loss attributable to ordinary shareholders and the weighted average number of ordinary shares outstanding for the effects of all dilutive potential ordinary shares, which includes share options granted to employees. To the extent that partly paid shares are not entitled to participate in dividends during the period they are treated as the equivalent of warrants or options in the calculation of diluted earnings per share.

t.	Dividend distribution to equity shareholders

Dividend distributed to Equity shareholders is recognized as distribution to owners of capital in the Statement of Changes in Equity, in the period in which it is paid.

u.	Current/ non-current classification

An asset is classified as current if:
(a) it is expected to be realized or sold or consumed in the Group's normal operating cycle;
(b) it is held primarily for the purpose of trading;
(c) it is expected to be realized within twelve months after the reporting period;
(d) it is cash or a cash equivalent unless it is restricted from being exchanged or used to settle a liability for at least twelve months after the reporting period.
All other assets are classified as non-current.

A liability is classified as current if:
(a) it is expected to be settled in normal operating cycle;
(b) it is held primarily for the purpose of trading;
(c) it is expected to be settled within twelve months after the reporting period;
(d) it has no unconditional right to defer the settlement of the liability for at least twelve months after the reporting period.
All other liabilities are classified as non-current.

The operating cycle is the time between acquisition of assets for processing and their realisation in cash and cash equivalents. The Group's normal operating cycle is twelve months.
v.
IFRS 16 – Leases

Effective April 1, 2019, the Group adopted IFRS 16 “Leases” and applied the standard to all lease contracts existing on April 1, 2019 using the modified retrospective method. Consequently, the group recorded the lease liability at the present value of the lease payments discounted at the incremental borrowing rate and the right of use asset at an amount equal to the lease liability adjusted by the amount of any prepaid or accrued lease payments relating to that lease recognized in the balance sheet immediately before the date of Initial application. Comparatives as at and for the year ended March 31, 2019 have not been retrospectively adjusted and therefore will continue to be reported under the accounting policies included as part of our Annual Report for year ended March 31, 2019.

On transition, the adoption of the new standard resulted in recognition of “Right of Use” asset of ₹3,997 Million, and a lease liability of ₹1,787 Million. The effect of this adoption is insignificant on the operating profit, net profit for the period and earnings per share. IFRS 16 will result in an increase in cash inflows from operating activities and an increase in cash outflows from financing activities on account of lease payments.

The weighted average incremental borrowing rate applied to lease liabilities as of April 1, 2019 is 9.5%

The following is the summary of practical expedients elected on initial application:
1. Applied a single discount rate to a portfolio of leases of similar assets in similar economic environment with a similar end date
2. Applied the exemption not to recognize right-of-use assets and liabilities for leases with less than 12 months of lease term on the date of initial application
3. Excluded the initial direct costs from the measurement of the right-of-use asset at the date of initial application.
4. Applied the practical expedient to grandfather the assessment of which transactions are leases. Accordingly, IFRS 16 is applied only to contracts that were previously identified as leases under IAS 17.

The Company recognized depreciation on "Right of Use" assets of ₹468.7 Million and interest from lease liabilities of ₹171.8
Million during the previous period.

Detailed information given in Right of Use Assets Note.

The difference between the lease obligation disclosed as of March 31, 2019 under IAS 17 and the value of the lease liabilities as of April 1, 2019 is primarily on account of practical expedients exercised for low value assets and short term leases, inclusion of extension and termination options reasonably certain to be exercised, in measuring the lease liability in accordance with IFRS 16 and discounting the lease liabilities to the present value under IFRS 16.

v. Recent accounting pronouncements

(i)	New and amended Standards adopted by the Group

Except for the changes mentioned below, the Group has consistently applied the accounting policies to all the periods

IFRS 3 - Business Combination

Additional guidance on identifying business combination and defintion of business have been inserted. These guidances include optional test to identify concentration of fair value, explanation on elements of business requiring assessment whether an acquired process is substantive. When the fair value is concentrated towards a single asset, the acquisition shall be accounted as an asset acquisition. Also, the amendment provides that for an acquisition to be considered as business, the assessment of input and processes would depend on stage of the entity being acquired and hence it is important to assess whether the acquired process is substantive to be qualified as business. In other cases, the acquisition shall be accounted as an asset acquisition.

During the year, the Group has acquired 100% interest in "Print House (India) Private Limited - PHIPL" through Insolvency and Bankruptcy Code (IBC) vide order of National Company Law Tribunal (NCLT). The acquisition was tested with the additional guidance mentioned above and since concentration of fair value was in Land and Buildings, the acquisition has been accounted as "Asset Acquisition" and not "Business Combination".

IFRS 9 - Financial Instruments

Amendments relating to uncertainty arising from interest rate benchmark reform and temporary exceptions from applying hedging requirements are given. These do not apply to the Group.

IFRS 16 - Covid-19 related rent concessions

When there is no substantive change in the terms and conditions of the lease agreement except for concessions on rent payments due to covid-19, such concession shall not be treated as Lease Modification and disclosures required as per IFRS 16 and IAS 8 need not be given. The Group has not treated concessions that were received for leases as lease modification.

(ii)	New and amended Standards issued but not yet effective

Amendments to IAS 16

IASB has issued an amendment to IAS 16 Property, Plant and Equipment – Proceeds before Intended Use (“Amendments to IAS 16”) which amends the standard to prohibit deducting from the cost of an item of property, plant and equipment any proceeds from selling items produced while bringing that asset to the location and condition necessary for it to be capable of operating in the manner intended by management. Instead, an entity recognizes the proceeds from selling such items, and the cost of producing those items, in profit or loss. The effective date for the adoption of this amendment is the annual periods beginning on or after January 1, 2022, although early adoption is permitted. The Group has evaluated the amendment and there is no impact on its consolidated financial statements.

Amendments to IAS 37

IASB issued Onerous Contracts — Cost of Fulfilling a Contract (“Amendments to IAS 37”) which specifies that the “cost of fulfilling” a contract comprises the “costs that relate directly to the contract”. Costs that relate directly to a contract can either be incremental costs of fulfilling that contract (examples would be direct labor, materials) or an allocation of other costs that relate directly to fulfilling contracts (an example would be the allocation of the depreciation charge for an item of property, plant and equipment used in fulfilling the contract). The effective date for adoption of this amendment is the annual periods beginning on or after January 1, 2022, although early adoption is permitted. The Group is in the process of evaluating the impact of the amendment.

Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 – Interest Rate Benchmark Reform (Phase 2)

The IASB has finalized its response to the ongoing reform of Inter-Bank Offered Rates (IBOR) and other interest rate benchmarks by issuing a package of amendments to IFRS Standards in August 2020. The amendments complement those issued in 2019 and focus on the effects on financial statements when a company replaces the old interest rate benchmark with an alternative benchmark rate as a result of the reform. The amendments in this final phase relate to practical expedient for particular changes in contractual cash flows, relief from specific hedge accounting requirements and certain disclosure requirement. The effective date for adoption of this amendment is the annual periods beginning on or after January 1, 2021, although early adoption is permitted. The Group is in the process of evaluating the impact of the amendment

Amendments to IAS 8

IASB issued amendments to IAS 8 Accounting Policies, Changes in Accounting estimates and Errors which introduced a definition of ‘accounting estimates’ and included amendments to IAS 8 to help entities distinguish changes in accounting policies from changes in accounting estimates. The effective date for adoption of this amendment is the annual periods beginning on or after January 1, 2023, although early adoption is permitted. The Group has evaluated the amendment and there is no impact on its consolidated financial statements.

Amendments to IAS 1

International Accounting Standards Board (IASB) has issued amendments to IAS 1 Presentation of Financial Statements and IFRS Practice Statement 2 Making Materiality Judgements which requires the entities to disclose their material accounting policies rather than their significant accounting policies. The effective date for adoption of this amendment is annual periods beginning on or after January 1, 2023, although early adoption is permitted. The Group is in the process of evaluating the impact of the amendment.